UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cincinnati Financial Corporation
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:  028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

    /s/ Martin F. Hollenbeck            Fairfield, Ohio          May 5, 2011
----------------------------------  -----------------------  -------------------

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.       File No.      Name
01        28-10753      The Cincinnati Insurance Company
02        28-10754      The Cincinnati Life Insurance Company
03        28-10755      The Cincinnati Casualty Company
04        28-10756      The Cincinnati Indemnity Company
05        28-12741      The Cincinnati Specialty Underwriters Insurance Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers            0
                                            -----------

Form 13F Information Table Entry Total:      59
                                            -----------

Form 13F Information Table Value Total       798,691
                                            -----------
                                            (thousands)

List of Other Included Managers:   None

                                           Column 2           Column 3        Column 4         Column 5
                Issuer                  Title of Class          Cusip         FMV (000)    Shares/Principal   SH/PRN
3M CO                                   COMMON                88579Y101          17,672             189,000     SH
ABBOTT LABORATORIES                     COMMON                002824100          10,683             217,800     SH
AGL RESOURCES INC                       COMMON                001204106          25,338             635,997     SH
AMERIGAS PARTNERS-LP                    COMMON                030975106             380               7,900     SH
AT&T INC                                COMMON                00206R102          16,591             542,000     SH
AUTOMATIC DATA PROCESSING               COMMON                053015103           5,131             100,000     SH
BAXTER INTERNATIONAL INC                COMMON                071813109          12,636             235,000     SH
BLACKROCK INC                           COMMON                09247X101           7,035              35,000     SH
BOARDWALK PIPELINE PARTNERS             COMMON                096627104             516              15,800     SH
BUCKEYE PARTNERS LP                     COMMON                118230101             769              12,100     SH
CHEVRON CORP                            COMMON                166764100          35,687             332,000     SH
CISCO SYSTEMS INC                       COMMON                17275R102           8,146             475,000     SH
CONOCOPHILLIPS                          COMMON                20825C104           7,986             100,000     SH
COPANO ENERGY LLC-UNITS                 COMMON                217202100             545              15,300     SH
DOVER CORP                              COMMON                260003108          48,043             730,800     SH
DUKE ENERGY CORP                        COMMON                26441C105          22,796           1,256,000     SH
EMERSON ELECTRIC CO                     COMMON                291011104          15,884             271,845     SH
ENBRIDGE ENERGY PARTNERS LP             COMMON                29250R106           1,163              18,000     SH
ENDOCYTE INC                            COMMON                29269A102          12,783           1,491,610     SH
ENERGY TRANSFER EQUITY LP               COMMON                29273V100           1,256              27,900     SH
ENERGY TRANSFER PARTNERS LP             COMMON                29273R109           1,584              30,600     SH
ENTERPRISE PRODUCTS PARTNERS            COMMON                293792107           4,984             115,750     SH
GENUINE PARTS CO                        COMMON                372460105          44,146             823,000     SH
HONEYWELL INTERNATIONAL INC             COMMON                438516106          56,575             947,500     SH
INERGY LP                               COMMON                456615103             597              14,900     SH
INTEL CORP                              COMMON                458140100          11,214             555,700     SH
INTL BUSINESS MACHINES CORP             COMMON                459200101          27,722             170,000     SH
JOHNSON & JOHNSON                       COMMON                478160104          17,775             300,000     SH
KINDER MORGAN ENERGY PRTNRS             COMMON                494550106           3,423              46,200     SH
LINEAR TECHNOLOGY CORP                  COMMON                535678106          26,709             794,200     SH
LINN ENERGY LLC-UNITS                   COMMON                536020100           1,226              31,500     SH
MAGELLAN MIDSTREAM PARTNERS             COMMON                559080106           1,550              25,900     SH
MARKWEST ENERGY PARTNERS LP             COMMON                570759100             698              14,400     SH
MCDONALD'S CORP                         COMMON                580135101          34,061             447,638     SH
MEDTRONIC INC                           COMMON                585055106          27,142             689,750     SH
MEDTRONIC INC                           CONVERTIBLE DEB       585055AM8           2,421           2,350,000     PRN
MEDTRONIC INC                           CONVERTIBLE DEB       585055AK2           1,957           1,900,000     PRN
MERIDIAN BIOSCIENCE INC                 COMMON                589584101          18,712             780,000     SH
MICROCHIP TECHNOLOGY INC                COMMON                595017104          23,186             610,000     SH
MICROSOFT CORP                          COMMON                594918104          22,470             885,000     SH
NUSTAR ENERGY LP                        COMMON                67058H102             808              11,900     SH
ONEOK PARTNERS LP                       COMMON                68268N103           1,186              14,400     SH
PAYCHEX INC                             COMMON                704326107          25,108             800,000     SH
PEPSICO INC                             COMMON                713448108          48,919             759,500     SH
PFIZER INC                              COMMON                717081103           8,002             394,000     SH
PLAINS ALL AMER PIPELINE LP             COMMON                726503105           1,733              27,200     SH
PRAXAIR INC                             COMMON                74005P104          11,481             113,000     SH
PROCTER & GAMBLE CO/THE                 COMMON                742718109           3,074              49,900     SH
REGENCY ENERGY PARTNERS LP              COMMON                75885Y107             448              16,400     SH
RPM INTERNATIONAL INC                   COMMON                749685103          19,571             824,725     SH
SPECTRA ENERGY CORP                     COMMON                847560109           5,325             195,900     SH
SUBURBAN PROPANE PARTNERS LP            COMMON                864482104             468               8,300     SH
SUNOCO LOGISTICS PARTNERS LP            COMMON                86764L108             443               5,100     SH
SYSCO CORP                              COMMON                871829107          27,108             978,613     SH
TC PIPELINES LP                         COMMON                87233Q108             369               7,100     SH
U S BANCORP                             COMMON                902973304           2,643             100,000     SH
VERIZON COMMUNICATIONS INC              COMMON                92343V104          26,311             682,700     SH
WAL-MART STORES INC                     COMMON                931142103          35,991             691,464     SH
WILLIAMS PARTNERS LP                    COMMON                96950F104             513               9,900     SH
                                                                                798,691

                                           Column 6            Column 7        Column 8
                Issuer                  Investment Dis         Oth Mgrs          Sole            Shared         None
3M CO                                   SOLE                                       189,000          -             -
ABBOTT LABORATORIES                     SOLE                                       217,800          -             -
AGL RESOURCES INC                       SOLE                                       635,997          -             -
AMERIGAS PARTNERS-LP                    SOLE                                         7,900          -             -
AT&T INC                                SOLE                                       542,000          -             -
AUTOMATIC DATA PROCESSING               SOLE                                       100,000          -             -
BAXTER INTERNATIONAL INC                SOLE                                       235,000          -             -
BLACKROCK INC                           SOLE                                        35,000          -             -
BOARDWALK PIPELINE PARTNERS             SOLE                                        15,800          -             -
BUCKEYE PARTNERS LP                     SOLE                                        12,100          -             -
CHEVRON CORP                            SOLE                                       332,000          -             -
CISCO SYSTEMS INC                       SOLE                                       475,000          -             -
CONOCOPHILLIPS                          SOLE                                       100,000          -             -
COPANO ENERGY LLC-UNITS                 SOLE                                        15,300          -             -
DOVER CORP                              SOLE                                       730,800          -             -
DUKE ENERGY CORP                        SOLE                                     1,256,000          -             -
EMERSON ELECTRIC CO                     SOLE                                       271,845          -             -
ENBRIDGE ENERGY PARTNERS LP             SOLE                                        18,000          -             -
ENDOCYTE INC                            SOLE                                     1,491,610          -             -
ENERGY TRANSFER EQUITY LP               SOLE                                        27,900          -             -
ENERGY TRANSFER PARTNERS LP             SOLE                                        30,600          -             -
ENTERPRISE PRODUCTS PARTNERS            SOLE                                       115,750          -             -
GENUINE PARTS CO                        SOLE                                       823,000          -             -
HONEYWELL INTERNATIONAL INC             SOLE                                       947,500          -             -
INERGY LP                               SOLE                                        14,900          -             -
INTEL CORP                              SOLE                                       555,700          -             -
INTL BUSINESS MACHINES CORP             SOLE                                       170,000          -             -
JOHNSON & JOHNSON                       SOLE                                       300,000          -             -
KINDER MORGAN ENERGY PRTNRS             SOLE                                        46,200          -             -
LINEAR TECHNOLOGY CORP                  SOLE                                       794,200          -             -
LINN ENERGY LLC-UNITS                   SOLE                                        31,500          -             -
MAGELLAN MIDSTREAM PARTNERS             SOLE                                        25,900          -             -
MARKWEST ENERGY PARTNERS LP             SOLE                                        14,400          -             -
MCDONALD'S CORP                         SOLE                                       447,638          -             -
MEDTRONIC INC                           SOLE                                       689,750          -             -
MEDTRONIC INC                           SOLE                                             -          -             -
MEDTRONIC INC                           SOLE                                             -          -             -
MERIDIAN BIOSCIENCE INC                 SOLE                                       780,000          -             -
MICROCHIP TECHNOLOGY INC                SOLE                                       610,000          -             -
MICROSOFT CORP                          SOLE                                       885,000          -             -
NUSTAR ENERGY LP                        SOLE                                        11,900          -             -
ONEOK PARTNERS LP                       SOLE                                        14,400          -             -
PAYCHEX INC                             SOLE                                       800,000          -             -
PEPSICO INC                             SOLE                                       759,500          -             -
PFIZER INC                              SOLE                                       394,000          -             -
PLAINS ALL AMER PIPELINE LP             SOLE                                        27,200          -             -
PRAXAIR INC                             SOLE                                       113,000          -             -
PROCTER & GAMBLE CO/THE                 SOLE                                        49,900          -             -
REGENCY ENERGY PARTNERS LP              SOLE                                        16,400          -             -
RPM INTERNATIONAL INC                   SOLE                                       824,725          -             -
SPECTRA ENERGY CORP                     SOLE                                       195,900          -             -
SUBURBAN PROPANE PARTNERS LP            SOLE                                         8,300          -             -
SUNOCO LOGISTICS PARTNERS LP            SOLE                                         5,100          -             -
SYSCO CORP                              SOLE                                       978,613          -             -
TC PIPELINES LP                         SOLE                                         7,100          -             -
U S BANCORP                             SOLE                                       100,000          -             -
VERIZON COMMUNICATIONS INC              SOLE                                       682,700          -             -
WAL-MART STORES INC                     SOLE                                       691,464          -             -
WILLIAMS PARTNERS LP                    SOLE                                         9,900          -             -